Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Income Tax [Abstract]
Effective statutory tax rate	31.00%	31.00%	31.00%	31.00%
Effective tax rate	(9.20%)	2077.80%	3.00%	117.90%
Amount of tax effect from non-taxable dividend	¥ 50		¥ 51
Impact on effective tax rate	(38.60%)		(25.30%)